EMPLOYEE RELATED LIABILITIES (Schedule of Weighted Average Asset Allocations) (Details)	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	100.00%
Target allocation 2024	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	10.00%
Target allocation 2024	10.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	90.00%
Target allocation 2024	90.00%